Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Deferred Income Taxes
As of December 31, 2015 and 2014, the Company's deferred taxes were in respect of the following:

	December 31,
(in thousands)	2015	2014

Deferred tax assets:

Net operating loss carryforwards	$49,398	$47,524
Capital loss carryforwards	4,149	4,149
Temporary differences	2,527	2,630

Deferred tax assets before valuation allowance	56,074	54,303
Valuation allowance	(55,457)	(54,128)

Deferred tax asset net of valuation allowance	617	175

Deferred tax liabilities:

Intangibles	(2,129)	(2,099)
Deferred revenue	(115)	(167)

Deferred tax liability	(2,244)	(2,266)

Deferred tax liability, net (*)	$(1,627)	$(2,091)

(*) The entire amount is due to foreign deferred taxes

Schedule Of Loss Before Tax Benefit (Expense)
Loss before tax benefit (expense) consists of the following:

	Year ended December 31,
	2015	2014	2013

Domestic	$(4,679)	$(5,342)	$(3,683)
Foreign	3	(1,870)	(968)

Loss before tax benefit (expense)	$(4,676)	$(7,212)	$(4,651)

Schedule Of Tax Benefit (Expense)
Tax benefit (expense) is comprised of the following:

	Year ended December 31,
	2015	2014	2013

Current taxes:
Foreign	$(389)	$(122)	$(240)
Domestic	(2)	-	-

	$(391)	$(122)	$(240)

Deferred taxes:
Foreign	$268	$318	$(1,065)
Domestic	-	-	(3,915)

	$268	$318	$(4,980)

Tax benefit (expense), net	$(123)	$196	$(5,220)

Schedule Of Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits Related To Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2015	2014

Beginning balance	$100	$-
Increases related to tax positions taken during the current year	41	100
Effect of exchange rate	(10)	-

Ending balance	$131	$100